Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 3,148,195	$ 3,435,340
Less: allowance for credit losses	(1,884,744)	(164,122)	$ (171,769)	$ (179,475)
Accounts receivable, net	1,263,451	3,271,218
Non-current accounts receivable	5,165,528	4,209,546
Related Party
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net		$ 399,465